Note 23 - Commitments and Contingencies (Details) - Future Minimum Payments Under Non-Cancelable Operating Leases and Data Purchase Agreements (Non-Cancelable Operating Leases and Data Purchase Agreements [Member], USD $)
Dec. 31, 2013
Non-Cancelable Operating Leases and Data Purchase Agreements [Member]
Note 23 - Commitments and Contingencies (Details) - Future Minimum Payments Under Non-Cancelable Operating Leases and Data Purchase Agreements [Line Items]
2014	$ 8,194,130
2015	4,814,136
2016	1,753,364
Total	$ 14,761,630